Document and Entity Information	Feb. 28, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001692951
Document Type	8-K
Document Period End Date	Feb. 28, 2022
Entity Registrant Name	Cottonwood Communities, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	000-56165
Entity Tax Identification Number	61-1805524
Entity Address, Address Line One	1245 Brickyard Road
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84106
City Area Code	(801)
Local Phone Number	278-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true